Matthews China Dividend Fund	September 30, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.3%

	Shares	Value

CONSUMER DISCRETIONARY: 27.2%
Hotels, Restaurants & Leisure: 8.5%
Yum China Holdings, Inc.	163,741	$7,749,862
Tam Jai International Co., Ltd.	16,628,000	4,434,926
Shanghai Jinjiang International Hotels Co., Ltd. B Shares	2,257,731	4,188,673
Helens International Holdings Co., Ltd.[b]	1,388,000	1,911,601

		18,285,062

Internet & Direct Marketing Retail: 7.5%
Alibaba Group Holding, Ltd.[b]	655,300	6,539,461
Pinduoduo, Inc. ADR[b]	81,100	5,075,238
Meituan B Shares[b,c,d]	216,400	4,547,962

		16,162,661

Automobiles: 4.1%
Yadea Group Holdings, Ltd.[c,d]	2,936,000	4,692,543
Chongqing Changan Automobile Co., Ltd. B Shares	8,856,158	4,053,643

		8,746,186

Diversified Consumer Services: 2.6%
China Education Group Holdings, Ltd.[d]	7,498,000	5,518,755

Household Durables: 2.3%

Haier Smart Home Co., Ltd. D Shares	4,692,403	4,940,254

Specialty Retail: 2.2%
China Tourism Group Duty Free Corp., Ltd. H Shares[b,c,d]	182,500	4,587,115

Total Consumer Discretionary		58,240,033

COMMUNICATION SERVICES: 12.4%
Interactive Media & Services: 7.2%
Tencent Holdings, Ltd.	458,200	15,476,309

Diversified Telecommunication Services: 5.2%
CITIC Telecom International Holdings, Ltd.	34,280,000	11,087,642

Total Communication Services		26,563,951

FINANCIALS: 11.7%
Banks: 9.5%
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	15,784,000	9,277,284
China Merchants Bank Co., Ltd. A Shares	1,355,884	6,367,472
BOC Hong Kong Holdings, Ltd.	1,449,000	4,818,965

		20,463,721

Capital Markets: 2.2%
Hong Kong Exchanges & Clearing, Ltd.	114,000	3,896,795
GF Securities Co., Ltd. H Shares	752,000	816,095

		4,712,890

Total Financials		25,176,611

CONSUMER STAPLES: 10.0%
Beverages: 8.1%
Tsingtao Brewery Co., Ltd. H Shares	732,000	6,901,122
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	3,792,176	5,555,375

	Shares	Value

Wuliangye Yibin Co., Ltd. A Shares	208,600	$4,928,566

		17,385,063

Food Products: 1.9%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	885,600	4,081,273

Total Consumer Staples		21,466,336

HEALTH CARE: 9.3%
Pharmaceuticals: 5.7%
CSPC Pharmaceutical Group, Ltd.	7,526,000	7,459,586
Livzon Pharmaceutical Group, Inc. H Shares	1,881,800	4,713,095

		12,172,681

Health Care Equipment & Supplies: 2.1%
AK Medical Holdings, Ltd.[c,d]	4,666,000	4,565,149

Life Sciences Tools & Services: 1.5%
Pharmaron Beijing Co., Ltd. H Shares[c,d]	669,750	3,240,043

Total Health Care		19,977,873

INDUSTRIALS: 7.5%
Machinery: 3.5%
Yangzijiang Shipbuilding Holdings, Ltd.	10,623,100	7,583,972

Transportation Infrastructure: 2.5%
Hainan Meilan International Airport Co., Ltd. H Shares[b]	2,267,000	5,416,433

Electrical Equipment: 1.5%
Zhejiang HangKe Technology, Inc. Co. A Shares	449,902	3,136,489

Total Industrials		16,136,894

INFORMATION TECHNOLOGY: 5.7%
Software: 3.8%
Shanghai Baosight Software Co., Ltd. B Shares	1,469,913	4,263,449
Longshine Technology Group Co., Ltd. A Shares	1,289,600	3,862,383

		8,125,832

Electronic Equipment, Instruments & Components: 1.9%
OPT Machine Vision Tech Co., Ltd. A Shares	185,055	4,069,005

Total Information Technology		12,194,837

MATERIALS: 5.3%
Construction Materials: 4.0%
China Jushi Co., Ltd. A Shares	2,363,707	4,343,160
Huaxin Cement Co., Ltd. H Shares	4,143,292	4,243,811

		8,586,971

Metals & Mining: 1.3%
Tiangong International Co., Ltd.	10,616,000	2,849,625

Total Materials		11,436,596

REAL ESTATE: 2.8%
Real Estate Management & Development: 2.8%
China Vanke Co., Ltd. H Shares	3,255,700	5,892,044

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Matthews China Dividend Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Onewo, Inc. H Shares[b]	14,330	$81,058

Total Real Estate		5,973,102

ENERGY: 2.4%

Oil, Gas & Consumable Fuels: 2.4%
China Suntien Green Energy Corp., Ltd. H Shares	13,985,000	5,101,239

Total Energy		5,101,239

TOTAL INVESTMENTS: 94.3%		202,267,472
(Cost $248,733,675)

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.7%		12,232,902

NET ASSETS: 100.0%		$214,500,374

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $30,910,096, which is 14.41% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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